U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

January 27, 2017

VIA EDGAR TRANSMISSION (CIK #0001511699)

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”) Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

On behalf of the Registrant, submitted herewith via the EDGAR system is Post-Effective Amendment No. 270 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A containing a prospectus and SAI for the Tortoise MLP & Pipeline Fund (the “MLP & Pipeline Fund”), the Tortoise North American Energy Independence Fund (the “North American Energy Independence Fund”) and the Tortoise Select Opportunity Fund (the “Select Opportunity Fund”) (together, the “Funds”) relating to the addition of T Class shares for the MLP & Pipeline Fund and Select Opportunity Fund (the “T Class Prospectus”).  The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The T Class Prospectus is being filed to register T Class shares of the MLP & Pipeline Fund and Select Opportunity Fund.  The Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016 (the “Guidance”), the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission.  The Staff previously reviewed each Fund’s complete registration statement in connection with a Rule 485(a) filing filed on July 11, 2012, as Post-Effective Amendment No. 42, Accession No. 0000894189-12-003772 for the MLP & Pipeline Fund, a Rule 485(a) filing filed on December 12, 2012, as Post-Effective Amendment No. 63, Accession No. 0000894189-12-006847 for the North American Energy Independence Fund, and a Rule 485(a) filing filed on July 16, 2013, as Post-Effective Amendment No. 77, Accession No. 0000894189-13-003799 for the Select Opportunity Fund (“PEA Nos. 42, 63 and 77”), none of which included T Class shares.  The primary material changes from the Amendment as compared to PEA Nos. 42, 63 and 77 are provisions in the Fund’s prospectus and SAI relating to the addition of T Class shares.

The sections of the T Class Prospectus that we believe contain the new information related to the T Class shares are:

• Fund Fees and Expenses

• Expense Example

• Performance

• Class Descriptions

• T Class

• Appendix A

The sections of the SAI that we believe contain the new information related to the T Class shares are:

• The Trust

• Control Persons and Principal Shareholders

• Distribution (Rule 12b-1) Plan

In addition, on January 30, 2017, the Registrant intends to file a request for relief under Rule 485(b)(1)(vii) with respect to the addition of  T Class shares in order to avoid the need to file multiple Rule 485(a) filings for the other series of the Registrant that will be adding T Class shares in connection with the recent rule adopted by the Department of Labor designed to address conflicts of interest in retirement advice.  The requested relief will be filed as correspondence for the Registrant via the EDGAR system and will identify the Amendment as the Template Filing on which the relief would be granted pursuant to the instructions provided in the Guidance.  The identification of the Registrant’s series that intend to rely on the requested relief will be included in Schedule A to the request letter filed in the correspondence filing.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; (ii) updating financial and certain other information contained in the prospectus and the statement of additional information; and (iii) making certain non-material changes.  Please direct any comments or questions regarding this filing to me at the number above.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6609.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary of Managed Portfolio Series

cc: Michael O’Hare, Esq., Stradley Ronon Stevens & Young LLP